Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum annual operating lease payments	Future minimum annual operating lease payments are as follows:

Year ending December 31:
2018 (remaining)	$48
2019	1,043
2020	952
Total future operating lease payments	$2,043

Years ending December 31:
2018	$190
2019	48
Total	$238